(29) SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Segment Information Tables Abstract
Schedule of information segregated by segment
2018	Distribution	Generation (conventional source)	Generation (renewable source)	Commercialization	Services	Total	Other (*)	Elimination	Total
Net operating revenue	22,457,079	661,831	1,468,254	3,491,300	58,163	28,136,627	-	-	28,136,627
(-) Intersegment revenues	10,238	482,548	468,065	5,152	474,646	1,440,650	-	(1,440,650)	-
Cost of electric energy	(15,022,304)	(102,421)	(320,346)	(3,352,745)	-	(18,797,816)	-	959,650	(17,838,165)
Operating costs and expenses	(4,440,783)	(104,606)	(407,211)	(47,287)	(437,709)	(5,437,597)	(39,333)	481,000	(4,995,931)
Depreciation and amortization	(766,796)	(116,372)	(623,106)	(2,346)	(22,521)	(1,531,143)	(62,922)	-	(1,594,064)
Income from electric energy service	2,237,434	820,979	585,655	94,074	72,579	3,810,721	(102,255)	-	3,708,467
Equity	-	334,198	-	-	-	334,198	-	-	334,198
Finance income	574,685	75,844	131,694	46,102	5,782	834,107	(22,092)	(49,602)	762,413
Finance expenses	(884,583)	(324,121)	(635,820)	(59,128)	(5,908)	(1,909,559)	(5,143)	49,602	(1,865,100)
Profit (loss) before taxes	1,927,537	906,899	81,530	81,049	72,453	3,069,467	(129,490)	-	2,939,977
Income tax and social contribution	(495,120)	(137,089)	37,276	(27,945)	(29,529)	(652,408)	(121,575)	-	(773,982)
Profit (loss) for the year	1,432,416	769,810	118,805	53,104	42,924	2,417,060	(251,065)	-	2,165,995
Purchases of PP&E and intangible assets	1,769,569	11,517	225,202	2,926	52,855	2,062,069	353	-	2,062,422

2017	Distribution	Generation (conventional source)	Generation (renewable source)	Commercialization	Services	Total	Other (*)	Elimination	Total
Net operating revenue	21,068,435	741,842	1,489,932	3,402,804	40,611	26,743,625	1,281	-	26,744,905
(-) Intersegment revenues	8,182	448,427	469,152	11,297	444,935	1,381,993	-	(1,381,993)	-
Cost of electric energy	(14,146,739)	(147,380)	(348,029)	(3,196,028)	-	(17,838,176)	-	936,658	(16,901,518)
Operating costs and expenses	(4,695,445)	(156,345)	(389,443)	(47,296)	(398,188)	(5,686,717)	(51,121)	445,336	(5,292,502)
Depreciation and amortization	(703,601)	(120,554)	(617,017)	(3,054)	(19,760)	(1,463,986)	(65,066)	-	(1,529,052)
Income from electric energy service	1,530,833	765,990	604,596	167,724	67,598	3,136,740	(114,906)	-	3,021,834
Equity	-	312,390	-	-	-	312,390	-	-	312,390
Finance income	597,203	108,433	137,765	25,895	11,349	880,644	20,505	(20,835)	880,314
Finance expenses	(1,163,689)	(437,009)	(648,571)	(58,801)	(7,101)	(2,315,170)	(73,532)	20,835	(2,367,868)
Profit (loss) before taxes	964,347	749,805	93,789	134,818	71,846	2,014,605	(167,933)	-	1,846,670
Income tax and social contribution	(299,510)	(95,688)	(74,125)	(44,527)	(16,994)	(530,845)	(72,784)	-	(603,629)
Profit (loss) for the year	664,837	654,117	19,665	90,290	54,852	1,483,761	(240,717)	-	1,243,042
Purchases of PP&E and intangible assets	1,882,502	8,973	621,046	2,927	54,149	2,569,598	835	-	2,570,433

2016	Distribution	Generation (conventional source)	Generation (renewable source)	Commercialization	Services	Total	Other (*)	Elimination	Total
Net operating revenue	15,017,166	593,775	1,334,571	2,024,350	81,595	19,051,456	60,633	-	19,112,089
(-) Intersegment revenues	22,526	409,338	338,357	62,757	318,770	1,151,748	8,661	(1,160,410)	-
Cost of electric energy	(9,747,720)	(98,521)	(272,125)	(1,876,952)	-	(11,995,318)	-	795,075	(11,200,242)
Operating costs and expenses	(3,447,081)	(106,364)	(407,673)	(47,548)	(322,131)	(4,330,797)	(132,611)	365,334	(4,098,073)
Depreciation and amortization	(591,334)	(126,596)	(553,169)	(3,779)	(12,870)	(1,287,748)	(3,417)	-	(1,291,166)
Income from electric energy service	1,253,557	671,631	439,961	158,829	65,363	2,589,342	(66,734)	-	2,522,608
Equity	-	311,414	-	-	-	311,414	-	-	311,414
Finance income	781,365	182,574	132,653	31,513	10,742	1,138,848	61,655	-	1,200,503
Finance expenses	(1,331,973)	(562,196)	(667,344)	(24,761)	(5,272)	(2,591,546)	(62,432)	-	(2,653,978)
Profit (loss) before taxes	702,950	603,424	(94,730)	165,581	70,832	1,448,057	(67,510)	-	1,380,547
Income tax and social contribution	(295,748)	(98,530)	(46,311)	(53,225)	(17,019)	(510,833)	9,343	-	(501,490)
Profit (loss) for the year	407,202	504,894	(141,041)	112,357	53,813	937,225	(58,167)	-	879,057
Purchases of PP&E and intangible assets	1,200,621	7,564	978,896	3,713	42,954	2,233,748	4,199	-	2,237,949

 (*)           Others – refer basically to assets and transactions which are not related to any of the identified segments.